Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Disclosure of lease liabilities and maturity analysis

Lease liabilities	Barclays Bank Group
	2023	2022
	£m	£m
As at 1 January	496	495
Interest expense	21	18
New leases	9	18
Disposals	(1)	(4)
Cash payments[a]	(265)	(89)
Exchange and other movements	20	58
As at 31 December (see Note 21)	280	496
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2023	2022
	£m	£m
Not more than one year	62	91
One to two years	55	94
Two to three years	49	80
Three to four years	43	66
Four to five years	28	66
Five to ten years	72	181
Greater than ten years	16	19
Total undiscounted lease liabilities as at 31 December	325	597